Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss/(gain) on derivative financial instruments	3,127	(2,324)
Ineffective portion of derivatives financial instruments accounted for as hedges	105
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss/(gain) on derivative financial instruments	(3,022)	2,324
Total realized loss/(gain) on derivative financial instruments	2,894	3,520
Loss/(gain) on derivative financial instruments	(233)	5,844
Not Designated as Hedging Instrument | Foreign exchange contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss/(gain) on derivative financial instruments		(45)
Total realized loss/(gain) on derivative financial instruments	(187)	691
Not Designated as Hedging Instrument | Interest rate swaps not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss/(gain) on derivative financial instruments	(2,197)	1,536
Total realized loss/(gain) on derivative financial instruments	2,094	2,138
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss/(gain) on derivative financial instruments	(825)	833
Total realized loss/(gain) on derivative financial instruments	987	691
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Loss/(gain) on derivative financial instruments	(128)	5,844
Ineffective portion of derivatives financial instruments accounted for as hedges	(105)